Cover	Nov. 17, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 17, 2022
Entity File Number	001-38834
Entity Registrant Name	Verb Technology Company, Inc.
Entity Central Index Key	0001566610
Entity Tax Identification Number	90-1118043
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3401 North Thanksgiving Way
Entity Address, Address Line Two	Suite 240
Entity Address, City or Town	Lehi
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84003
City Area Code	(855)
Local Phone Number	250-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock Par Value 0. 0001 [Member]
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	VERB
Security Exchange Name	NASDAQ
Common Stock Purchase Warrants [Member]
Title of 12(b) Security	Common Stock Purchase Warrants
Trading Symbol	VERBW
Security Exchange Name	NASDAQ